UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio        February 10, 2012
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers         1
                                          -----------

Form 13F Information Table Entry Total    54
                                          -----------

Form 13F Information Table Value Total    1,972,565
                                          -----------
                                          (thousands)

List of Other Included Managers

No.      File No.         Name
01       028-10798        Cincinnati Financial Corporation

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

                                             Column 2         Column 3      Column 4          Column 5
                Issuer                    Title of Class        Cusip       FMV (000)     Shares/Principal   SH/PRN
3M CO                                   COMMON               88579Y101        42,639           521,700         SH
ABBOTT LABORATORIES                     COMMON               002824100        65,069         1,157,200         SH
AGL RESOURCES INC                       COMMON               001204106        31,285           740,300         SH
ALEXANDRIA REAL ESTATE EQUITIES         CONVERTIBLE DEB      015271AA7           999         1,000,000        PRN
ASPEN INSURANCE                         CONVERTIBLE PFD      G05384113         8,704           160,000         SH
AT&T INC                                COMMON               00206R102        29,726           983,000         SH
AUTOMATIC DATA PROCESSING               COMMON               053015103        50,386           932,900         SH
BAXTER INTERNATIONAL INC                COMMON               071813109        44,037           890,000         SH
BLACKROCK INC                           COMMON               09247X101        63,275           355,000         SH
BOSTON PROPERTIES INC                   CONVERTIBLE DEB      10112RAK0         6,250         6,250,000        PRN
CHEVRON CORP                            COMMON               166764100        95,271           895,400         SH
CISCO SYSTEMS INC                       COMMON               17275R102        21,271         1,176,500         SH
CONOCOPHILLIPS                          COMMON               20825C104        25,505           350,000         SH
DOVER CORP                              COMMON               260003108        19,881           342,480         SH
DUKE ENERGY CORP                        COMMON               26441C105        42,808         1,945,800         SH
EMERSON ELECTRIC CO                     COMMON               291011104        37,356           801,800         SH
EXXON MOBIL CORP                        COMMON               30231G102       126,801         1,496,000         SH
GENERAL MILLS INC                       COMMON               370334104        29,481           729,550         SH
GENUINE PARTS CO                        COMMON               372460105        24,967           407,961         SH
HASBRO INC                              COMMON               418056107        47,995         1,505,027         SH
HONEYWELL INTERNATIONAL INC             COMMON               438516106        13,316           245,000         SH
HUNTINGTON BANCSHARES INC               CONVERTIBLE PFD      446150401        10,729             9,754         SH
INTEL CORP                              COMMON               458140100        51,393         2,119,300         SH
INTL BUSINESS MACHINES CORP             COMMON               459200101        46,889           255,000         SH
JOHNSON & JOHNSON                       COMMON               478160104        68,859         1,050,000         SH
JP MORGAN CHASE                         COMMON               46625H100        55,095         1,657,000         SH
KEYCORP INC.                            CONVERTIBLE PFD      493267405         3,699            35,000         SH
LEGGETT & PLATT INC                     COMMON               524660107        46,974         2,038,800         SH
LIFE POINT HOSPITALS SR SUB NTS         CONVERTIBLE DEB      53219LAG4         5,081         5,000,000        PRN
LINEAR TECHNOLOGY CORP                  COMMON               535678106        27,622           919,800         SH
MCDONALD'S CORP                         COMMON               580135101        38,025           379,000         SH
MEDTRONIC INC                           CONVERTIBLE DEB      585055AK2         7,153         7,100,000        PRN
MERIDIAN BIOSCIENCE INC                 COMMON               589584101        15,449           820,000         SH
MICROCHIP TECHNOLOGY INC                COMMON               595017104        39,451         1,077,000         SH
MICROSOFT CORP                          COMMON               594918104        31,843         1,226,600         SH
NEW YORK COMMUNITY BANCORP              CONVERTIBLE PFD      64944P307         3,981            95,000         SH
NORTHERN TRUST CORP                     COMMON               665859104        50,757         1,279,799         SH
NUCOR CORP                              COMMON               670346105        40,845         1,032,212         SH
OMNICARE INC                            CONVERTIBLE DEB      681904AL2         1,955         2,131,000        PRN
PARTNERRE LTD                           COMMON               G6852T105         2,233            34,784         SH
PAYCHEX INC                             COMMON               704326107        20,514           681,300         SH
PEPSICO INC                             COMMON               713448108        82,307         1,240,500         SH
PFIZER INC                              COMMON               717081103        70,021         3,235,725         SH
PITNEY BOWES INC                        COMMON               724479100        21,933         1,183,000         SH
PRAXAIR INC                             COMMON               74005P104        41,699           390,072         SH
PROCTER & GAMBLE CO/THE                 COMMON               742718109        94,862         1,422,004         SH
RPM INTERNATIONAL INC                   COMMON               749685103        38,625         1,573,318         SH
SPECTRA ENERGY CORP                     COMMON               847560109        48,898         1,590,194         SH
U S BANCORP                             COMMON               902973304        45,900         1,696,871         SH
UNITED TECHNOLOGIES CORP                COMMON               913017109        50,089           685,306         SH
VERIZON COMMUNICATIONS INC              COMMON               92343V104        34,503           860,000         SH
WAL-MART STORES INC                     COMMON               931142103        24,693           413,200         SH
WEST PHARMACEUTICAL                     CONVERTIBLE DEB      955306AA3         4,414         5,200,000        PRN
WISCONSIN ENERGY CORP                   COMMON               976657106        19,053           545,000         SH
                                                                           1,972,565

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

                                             Column 6         Column 7       Column 8
                Issuer                    Investment Dis      Oth Mgrs         Sole            Shared         None
3M CO                                      SHARED-OTHER          01              -             521,700          -
ABBOTT LABORATORIES                        SHARED-OTHER          01              -           1,157,200          -
AGL RESOURCES INC                          SHARED-OTHER          01              -             740,300          -
ALEXANDRIA REAL ESTATE EQUITIES            SHARED-OTHER          01              -                   -          -
ASPEN INSURANCE                            SHARED-OTHER          01              -                   -          -
AT&T INC                                   SHARED-OTHER          01              -             983,000          -
AUTOMATIC DATA PROCESSING                  SHARED-OTHER          01              -             932,900          -
BAXTER INTERNATIONAL INC                   SHARED-OTHER          01              -             890,000          -
BLACKROCK INC                              SHARED-OTHER          01              -             355,000          -
BOSTON PROPERTIES INC                      SHARED-OTHER          01              -                   -          -
CHEVRON CORP                               SHARED-OTHER          01              -             895,400          -
CISCO SYSTEMS INC                          SHARED-OTHER          01              -           1,176,500          -
CONOCOPHILLIPS                             SHARED-OTHER          01              -             350,000          -
DOVER CORP                                 SHARED-OTHER          01              -             342,480          -
DUKE ENERGY CORP                           SHARED-OTHER          01              -           1,945,800          -
EMERSON ELECTRIC CO                        SHARED-OTHER          01              -             801,800          -
EXXON MOBIL CORP                           SHARED-OTHER          01              -           1,496,000          -
GENERAL MILLS INC                          SHARED-OTHER          01              -             729,550          -
GENUINE PARTS CO                           SHARED-OTHER          01              -             407,961          -
HASBRO INC                                 SHARED-OTHER          01              -           1,505,027          -
HONEYWELL INTERNATIONAL INC                SHARED-OTHER          01              -             245,000          -
HUNTINGTON BANCSHARES INC                  SHARED-OTHER          01              -                   -          -
INTEL CORP                                 SHARED-OTHER          01              -           2,119,300          -
INTL BUSINESS MACHINES CORP                SHARED-OTHER          01              -             255,000          -
JOHNSON & JOHNSON                          SHARED-OTHER          01              -           1,050,000          -
JP MORGAN CHASE                            SHARED-OTHER          01              -           1,657,000          -
KEYCORP INC.                               SHARED-OTHER          01              -                   -          -
LEGGETT & PLATT INC                        SHARED-OTHER          01              -           2,038,800          -
LIFE POINT HOSPITALS SR SUB NTS            SHARED-OTHER          01              -                   -          -
LINEAR TECHNOLOGY CORP                     SHARED-OTHER          01              -             919,800          -
MCDONALD'S CORP                            SHARED-OTHER          01              -             379,000          -
MEDTRONIC INC                              SHARED-OTHER          01              -                   -          -
MERIDIAN BIOSCIENCE INC                    SHARED-OTHER          01              -             820,000          -
MICROCHIP TECHNOLOGY INC                   SHARED-OTHER          01              -           1,077,000          -
MICROSOFT CORP                             SHARED-OTHER          01              -           1,226,600          -
NEW YORK COMMUNITY BANCORP                 SHARED-OTHER          01              -                   -          -
NORTHERN TRUST CORP                        SHARED-OTHER          01              -           1,279,799          -
NUCOR CORP                                 SHARED-OTHER          01              -           1,032,212          -
OMNICARE INC                               SHARED-OTHER          01              -                   -          -
PARTNERRE LTD                              SHARED-OTHER          01              -              34,784          -
PAYCHEX INC                                SHARED-OTHER          01              -             681,300          -
PEPSICO INC                                SHARED-OTHER          01              -           1,240,500          -
PFIZER INC                                 SHARED-OTHER          01              -           3,235,725          -
PITNEY BOWES INC                           SHARED-OTHER          01              -           1,183,000          -
PRAXAIR INC                                SHARED-OTHER          01              -             390,072          -
PROCTER & GAMBLE CO/THE                    SHARED-OTHER          01              -           1,422,004          -
RPM INTERNATIONAL INC                      SHARED-OTHER          01              -           1,573,318          -
SPECTRA ENERGY CORP                        SHARED-OTHER          01              -           1,590,194          -
U S BANCORP                                SHARED-OTHER          01              -           1,696,871          -
UNITED TECHNOLOGIES CORP                   SHARED-OTHER          01              -             685,306          -
VERIZON COMMUNICATIONS INC                 SHARED-OTHER          01              -             860,000          -
WAL-MART STORES INC                        SHARED-OTHER          01              -             413,200          -
WEST PHARMACEUTICAL                        SHARED-OTHER          01              -                   -          -
WISCONSIN ENERGY CORP                      SHARED-OTHER          01              -             545,000          -

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